Related Party Transactions (Details Narrative)				1 Months Ended						12 Months Ended
	May 25, 2021 USD ($) shares	Jan. 15, 2021 USD ($) shares	Jan. 02, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 CAD ($) shares	Jun. 30, 2022 USD ($)	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 CAD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares
Gibbs Private Placement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares	2,200,000	250,000
Proceeds from Issuance or Sale of Equity	$ 144,848	$ 7,500
Power Private Placement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares	300,000
Proceeds from Issuance or Sale of Equity	$ 19,752
April 2022 Private Placement [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance or Sale of Equity							$ 394,082
April 2022 Private Placement [Member] | Gibbs Note 1 [Member]
Related Party Transaction [Line Items]
Notes Issued									$ 50,000
April 2022 Private Placement [Member] | Gibbs Note 2 [Member]
Related Party Transaction [Line Items]
Notes Issued									$ 25,000
April 2022 Private Placement [Member] | Gibbs Notes 1 And 2 [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount							$ 75,000
Debt Conversion, Converted Instrument, Shares Issued | shares							1,181,250	1,181,250
[custom:ProceedsFromConversionOfDebt]								$ 234,675
Mineral Property Escrow [Member] | Gibbs Note [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 26,100
Debt Conversion, Converted Instrument, Shares Issued | shares				443,110	443,110
Notes Issued						$ 26,100
[custom:ProceedsFromConversionOfDebt]					$ 68,816
Power Management Fees [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 96,500
Debt Conversion, Converted Instrument, Shares Issued | shares			2,144,444
Power [Member]
Related Party Transaction [Line Items]
Professional and Contract Services Expense										$ 30,000
[custom:DueToRelatedPartiesCurrentAndNoncurrent1-0]										30,006
Debt Conversion, Converted Instrument, Amount										$ 96,500
Debt Conversion, Converted Instrument, Shares Issued | shares										2,144,444